FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Assets
The following table presents the gross fair values of our outstanding derivative instruments as of the dates indicated:
GROSS FAIR VALUE OF OUTSTANDING DERIVATIVE INSTRUMENTS

As of March 31, 2024	Gross Notional	All other current assets	All other assets	All other current liabilities	All other liabilities

Foreign currency exchange contracts accounted for as hedges	$4,635	$32	$104	$35	$44
Foreign currency exchange contracts	41,004	307	138	310	118
Commodity and other contracts	477	10	21	12	2
Derivatives not accounted for as hedges	41,481	317	159	322	120
Total gross derivatives	$46,117	$349	$263	$357	$164
Netting adjustment(a)		$(274)	$(130)	$(273)	$(130)
Net derivatives recognized in the Combined Statement of Financial Position		$74	$133	$85	$34
As of December 31, 2023
Foreign currency exchange contracts accounted for as hedges	$5,035	$39	$91	$28	$41
Foreign currency exchange contracts	33,832	361	169	364	142
Commodity and other contracts	476	10	8	16	1
Derivatives not accounted for as hedges	34,308	371	177	380	143
Total gross derivatives	$39,343	$410	$268	$408	$184
Netting adjustment(a)		$(334)	$(150)	$(334)	$(150)
Net derivatives recognized in the Combined Statement of Financial Position		$76	$118	$74	$34

(a)
The netting of derivative receivables and payables is permitted when a legally enforceable master netting agreement exists. Amounts include fair value adjustments related to our own and counterparty non-performance
risk.

The following table presents the gross fair values of our outstanding derivative instruments as of the dates indicated:
Gross Fair Value of Outstanding Derivative Instruments

As of December 31, 2023	Gross Notional	All other current assets	All other assets	All other current liabilities	All other liabilities
Foreign currency exchange contracts accounted for as hedges	$5,035	$39	$91	$28	$41
Foreign currency exchange contracts	$33,832	$361	$169	$364	$142
Commodity and other contracts	476	10	8	16	1
Derivatives not accounted for as hedges	$34,308	$371	$177	$380	$143
Total gross derivatives	$39,343	$410	$268	$408	$184
Netting adjustment(a)		(334)	(150)	(334)	(150)
Net derivatives recognized in the Combined Statement of Financial Position		$76	$118	$74	$34

As of December 31, 2022	Gross Notional	All other current assets	All other assets	All other current liabilities	All other liabilities
Foreign currency exchange contracts accounted for as hedges	$2,588	$24	$71	$53	$61
Foreign currency exchange contracts	$31,249	$495	$229	$629	$226
Commodity and other contracts	498	15	13	5	2
Derivatives not accounted for as hedges	$31,747	$510	$242	$634	$228
Total gross derivatives	$34,335	$534	$313	$687	$289
Netting adjustment(a)		(462)	(229)	(462)	(229)
Net derivatives recognized in the Combined Statement of Financial Position		$72	$84	$225	$60

(a)
The netting of
derivative
receivables and payables is permitted when a legally enforceable master netting agreement exists. Amounts include fair value adjustments related to our own and counterparty non-performance
risk.

Schedule of Fair Value of Derivative Liabilities
The following table presents the gross fair values of our outstanding derivative instruments as of the dates indicated:
GROSS FAIR VALUE OF OUTSTANDING DERIVATIVE INSTRUMENTS

As of March 31, 2024	Gross Notional	All other current assets	All other assets	All other current liabilities	All other liabilities

Foreign currency exchange contracts accounted for as hedges	$4,635	$32	$104	$35	$44
Foreign currency exchange contracts	41,004	307	138	310	118
Commodity and other contracts	477	10	21	12	2
Derivatives not accounted for as hedges	41,481	317	159	322	120
Total gross derivatives	$46,117	$349	$263	$357	$164
Netting adjustment(a)		$(274)	$(130)	$(273)	$(130)
Net derivatives recognized in the Combined Statement of Financial Position		$74	$133	$85	$34
As of December 31, 2023
Foreign currency exchange contracts accounted for as hedges	$5,035	$39	$91	$28	$41
Foreign currency exchange contracts	33,832	361	169	364	142
Commodity and other contracts	476	10	8	16	1
Derivatives not accounted for as hedges	34,308	371	177	380	143
Total gross derivatives	$39,343	$410	$268	$408	$184
Netting adjustment(a)		$(334)	$(150)	$(334)	$(150)
Net derivatives recognized in the Combined Statement of Financial Position		$76	$118	$74	$34

(a)
The netting of derivative receivables and payables is permitted when a legally enforceable master netting agreement exists. Amounts include fair value adjustments related to our own and counterparty non-performance
risk.

The following table presents the gross fair values of our outstanding derivative instruments as of the dates indicated:
Gross Fair Value of Outstanding Derivative Instruments

As of December 31, 2023	Gross Notional	All other current assets	All other assets	All other current liabilities	All other liabilities
Foreign currency exchange contracts accounted for as hedges	$5,035	$39	$91	$28	$41
Foreign currency exchange contracts	$33,832	$361	$169	$364	$142
Commodity and other contracts	476	10	8	16	1
Derivatives not accounted for as hedges	$34,308	$371	$177	$380	$143
Total gross derivatives	$39,343	$410	$268	$408	$184
Netting adjustment(a)		(334)	(150)	(334)	(150)
Net derivatives recognized in the Combined Statement of Financial Position		$76	$118	$74	$34

As of December 31, 2022	Gross Notional	All other current assets	All other assets	All other current liabilities	All other liabilities
Foreign currency exchange contracts accounted for as hedges	$2,588	$24	$71	$53	$61
Foreign currency exchange contracts	$31,249	$495	$229	$629	$226
Commodity and other contracts	498	15	13	5	2
Derivatives not accounted for as hedges	$31,747	$510	$242	$634	$228
Total gross derivatives	$34,335	$534	$313	$687	$289
Netting adjustment(a)		(462)	(229)	(462)	(229)
Net derivatives recognized in the Combined Statement of Financial Position		$72	$84	$225	$60

(a)
The netting of
derivative
receivables and payables is permitted when a legally enforceable master netting agreement exists. Amounts include fair value adjustments related to our own and counterparty non-performance
risk.

Schedule of Derivative Instruments in OCI	PRE-TAX GAINS (LOSSES) RECOGNIZED IN OCI RELATED TO CASH FLOW AND NET INVESTMENT HEDGES

	Three months ended March 31,
	2024	2023

Cash flow hedges	$13	$8
Net investment hedges	2	(5)

Pre-tax
Gains (Losses) Recognized in OCI Related to Cash Flow and Net Investment Hedges

For the years ended December 31,	2023	2022	2021
Cash flow hedges	$34	$(111)	$31
Net investment hedges	(8)	16	2

Schedule of Derivative Instruments in Earnings
The table below shows the effect of our derivative financial instruments in the Combined Statement of Income (Loss):

	2024
Three months ended March 31 ,	Sales of equipment and services	Cost of equipment and services	Selling, general and administrative expense	Other income (expense) –net
Total amount of income and expense in the Combined Statement of Income (Loss)	$7,260	$6,109	$1,202	$73
Foreign currency exchange contracts	(4)	9	—	—
Interest rate contracts	—	—	—	—
Effects of cash flow hedges	$(4)	$9	$—	$—
Foreign currency exchange contracts	—	29	(5)	(3)
Commodity and other contracts	—	—	(11)	—
Effect of derivatives not designated as hedges	$—	$29	$(16)	$(3)

	2023
Three months ended March 31 ,	Sales of equipment and services	Cost of equipment and services	Selling, general and administrative expense	Other income (expense) –net
Total amount of income and expense in the Combined Statement of Income (Loss)	$6,822	$5,903	$1,186	$(64)
Foreign currency exchange contracts	(4)	—	—	—
Interest rate contracts	—	—	—	—
Effects of cash flow hedges	$(4)	$—	$—	$—
Foreign currency exchange contracts	2	28	(1)	(22)
Commodity and other contracts	—	10	—	—
Effect of derivatives not designated as hedges	$2	$38	$(1)	$(22)

The table below shows the effect of our derivative financial instruments in the Combined Statement of Income (Loss):

For the year ended December 31, 2023	Sales of equipment and services	Cost of equipment and services	Selling, general and administrative expense	Other income (expense) - net
Total amount of income and expense in the Combined Statement of Income (Loss)	$33,239	$28,421	$4,845	$324
Foreign currency exchange contracts	$(20)	$1	$—	$—
Interest rate contracts	—	—	—	(2)
Effect of cash flow hedges	$(20)	$1	$—	$(2)
Foreign currency exchange contracts	$—	$122	$1	$(24)
Commodity and other contracts	—	34	(7)	—
Effect of derivatives not designated as hedges	$—	$156	$(6)	$(24)

For the year ended December 31, 2022	Sales of equipment and services	Cost of equipment and services	Selling, general and administrative expense	Other income (expense) - net
Total amount of income and expense in the Combined Statement of Income (Loss)	$29,654	$26,196	$5,360	$370
Foreign currency exchange contracts	$(22)	$—	$—	$—
Interest rate contracts	—	—	—	(1)
Effect of cash flow hedges	$(22)	$—	$—	$(1)
Foreign currency exchange contracts	$5	$129	$3	$47
Commodity and other contracts	—	(25)	—	—
Effect of derivatives not designated as hedges	$5	$104	$3	$47

For the year ended December 31, 2021	Sales of equipment and services	Cost of equipment and services	Selling, general and administrative expense	Other income (expense) - net
Total amount of income and expense in the Combined Statement of Income (Loss)	$33,006	$28,061	$4,821	$33
Foreign currency exchange contracts	$11	$—	$—	$—
Interest rate contracts	—	—	—	(3)
Effect of cash flow hedges	$11	$—	$—	$(3)
Foreign currency exchange contracts	$(6)	$(55)	$1	$27
Commodity and other contracts	—	(38)	—	—
Effect of derivatives not designated as hedges	$(6)	$(93)	$1	$27